NET LOSS PER COMMON SHARE - EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to common stockholders—basic	$ (10,713)	$ (4,281)	$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Net loss attributable to common stockholders— diluted	$ (10,713)	$ (4,281)	$ (27,880)	$ (9,802)	$ (16,521)	$ (4,282)
Denominator:
Weighted-average common stock outstanding	17,095,870	5,497,871	14,085,579	5,473,414	5,483,149	5,406,513
Net loss per share attributable to common stockholders—basic and diluted	$ (0.63)	$ (0.78)	$ (1.98)	$ (1.79)	$ (3.01)	$ (0.79)